Share-Based Payments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-Based Payments
NOTE 16: SHARE-BASED PAYMENTS
The Group operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees.
The warrants are accounted for as equity-settled share-based payment plans since the Group has no legal or constructive obligation to repurchase or settle the warrants in cash.
Each warrant gives the beneficiaries the right to subscribe to one common share of the Group. The warrants are granted for free and have an exercise price equal to the lower of the average closing price of the Group’s share over the 30 days prior to the offer, and the last closing price before the day of the offer, as determined by the Board of Directors of the Group.
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

	2021			2020
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	17.00	1 488 006	22.56	1 292 380
Granted	5.29	760 800	6.33	404 525
Forfeited	4.94	(77 250)	6.35	(36 466)
Exercised	—	—	—	—
Expired	10.23	(35 000)	22.45	(172 433)
At December 31,	13.06	2 136 556	17.00	1 488 006
Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2021	Number of warrants outstanding as of 31 December, 2020	Exercise price per share
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	79 315	30.67
08 December 2016	08 December 2019	08 December 2021	7 500	42 500	32.04
29 June 2017	29 June 2020	31 July 2022	282 251	282 251	31.44
26 October 2018	26 October 2021	31 December 2023	365 817	381 600	18.26
25 October 2019	25 October 2022	31 December 2024	549 842	588 142	7.12
11 December 2020	10 December 2023	31 December 2027	532 133	76 000	6.25
11 October 2021	11 October 2024	11 December 2028	281 500	—	3.75

			2 136 556	1 488 006	—

The Group has a reserve of 839,250 authorized warrants for share-based compensation plan as of December 31, 2021.
Warrants issued on May 6, 2013
At the Extraordinary Shareholders Meeting of May 6, 2013, a plan of 266,241 warrants was approved. Warrants were offered to Group’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 2,500 warrants are outstanding as of December 31, 2021.
The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 5, 2014
At the Extraordinary Shareholders Meeting of May 5, 2014, a plan of 100,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 35,698 warrants are outstanding as of December 31, 2021.
The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on 5 November 2015
At the Extraordinary Shareholders Meeting of 5 November 2015, a plan of 466,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 353,550 warrants were accepted by the beneficiaries and 79,315 warrants are outstanding as of December 31, 2021.
These warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on December 8, 2016
On December 8, 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of November 5, 2015. Warrants were offered to Group’s employees and non-employees
in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 7,500 warrants are outstanding as of December 31, 2021.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on June 29, 2017
At the Extraordinary Shareholders Meeting of June 29, 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 334,400 warrants were accepted by the beneficiaries and 282,251 warrants are outstanding as of December 31, 2021.
These warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2021. The exercise price of the different tranches ranges from €31.34 to €48.89. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 26, 2018
On October 26, 2018, the Board of Directors issued a new plan of 700,000 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 426,050 warrants were accepted by the beneficiaries and 365,817 warrants are outstanding as of December 31, 2021.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2022. The exercise price of the different tranches ranges from €9.36 to €22.04. Warrants not exercised within 5 years after issue become null and void after the 31st of December of the 5th year.
Warrants issued on October 25, 2019
On October 25, 2019, the Board of Directors issued a new plan of 939,500 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 602,025 warrants were accepted by the beneficiaries and 549,842 warrants are outstanding as of December 31, 2021. The increase in the number of warrants issued / granted in 2019 follows an update to our benchmark analysis which now incorporates development-stage, biotechnology peers from both Europe and the United States. In addition, the Group had a double allocation of warrants granted in 2019 (Q1:2019 and Q4:2019, respectively). Future double allocation of warrants may be considered. Finally, over the past two years, the Group recruited new EC members as well as new managers which are remunerated in warrants.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2023. The exercise price of the different tranches ranges from €5.97 to €9.84. Warrants not exercised within 5 years after issue become null and void after the 31st of December of the 5th year.
Warrants issued on December 11, 2020
On December 11, 2020, the Board of Directors issued a new plan of 561,525 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 555,300 warrants were accepted by the beneficiaries and 532,133 warrants are outstanding as of December 31, 2021.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2024. The exercise price of the different tranches ranges from €3.72 to €6.81. Warrants not exercised within 7 years after issue become null and void after the 31st of December of the 7th year.
Warrants issued on October 11, 2021
On October 11, 2021, the Board of Directors issued a new plan of 777,050 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 281,500 warrants were accepted by the beneficiaries and 281,500 warrants are outstanding as of December 31, 2021.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2025. The exercise price of the first offer was of €3.75. Warrants not exercised within 7 years after issue become null and void after the 31st of December of the 7th year.
As a result, as of December 31, 2021 there are 2,136,556 warrants outstanding which represent respectively 8.64% of the total number of all its issued and outstanding shares and 7.88% of the total voting financial instruments.
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	11 Oct. 2021	Total
Number of warrants issued	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	777 050	4 649 816
Number of warrants granted	253 150	94 400	353 550	45 000	334 400	426 050	602 025	555 300	281 500	3 146 425
Number of warrants not fully vested as of December 31, 2021	2 500	35 698	79 315	7 500	282 251	365 817	549 842	532 133	281 500	2 136 556
Average exercise price (in €)	2.64	38.25	30.67	32.04	31.44	18.26	7.12	6.25	3.75	13.06
Expected share value volatility	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%	56.86%
Risk-free interest rate	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%	-0.30%
Average fair value (in €)	12.44	25.19	20.04	15.18	15.65	8.90	3.99	3.45	2.04	6.98
Weighted average remaining contractual life	1.34	2.34	3.84	-0.07	0.49	1.82	2.81	5.94	6.95
The total expense recognized in the income statement for the outstanding warrants totals €2.2 million for the year 2021 (€2.8 million of expense for the prior year 2020).